EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 12 - EMPLOYEE BENEFITS

A.	SleepX’s liability for severance pay is calculated according to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which Holdings’ severance pay liability to its employees is fully discharged by monthly deposits to pension fund accounts in the employees’ names, at a rate of 8.33% of the employees’ monthly salary. Under Israeli employment law, payments in accordance with Section 14 release from any future severance payment obligations in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of the cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the consolidated balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

On July 1, 2021, SleepX has commenced the employment of 2 employees, the Chief Financial Officer and the Chairman who are both considered related party. Under the agreement with the employees, they are entitled to receive NIS 20,000 ($5,683) monthly salary (see also below). In addition, the Chief Financial Officer is entitled to Share-Based Compensation, according to the Company’s Global Share Incentive Plan. For a two-year period ending on June 30, 2023, the Chief Financial Officer is entitled to anti-dilution protection such that he is at all times entitled to options for 4% of the then total outstanding number of shares of common stock, after giving effect to the issuance of the option to him. The determination of options for additional shares to which he is entitled shall be determined on a monthly basis. As of December 31, 2022 and 2021 the Chief Financial Officer was entitled to 9,205,450 and to 9,093,597 options, respectively.

B.	The estimated fair values of the options granted were measured as follows:

Grant date	July 1, 2021
Expected term	2 years
Expected average volatility	187.7%
Expected dividend yield	-
Common Stock Value	$0.76
Risk-free interest rate	0.3%

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 12 - EMPLOYEE BENEFITS (cont.)

The table below depicts the number of options granted to such employee:

Name	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable	Option Exercise Price ($)	Option Expiration Date

Chief Financial Officer	6,904,087	2,301,363	$0.0001	07.01.2031

For the years ended December 31, 2022 and 2021 the company recognized expenses, to such options, in the amount of $1,049,379 and $485,096, respectively. The expense represents the aggregate grant date fair value for the option awards granted and vested during the fiscal years presented, determined in accordance with FASB ASC Topic 718.

In addition, each of the employees is entitled to a success bonus of 1.5% of any capital raised up to a total raise of $10M and a success bonus of 1.0% of any revenues of the company up to accumulated revenues of $20M.

The salary of the employees shall increase following a successful funding raise in the following manner: (1) NIS 20,000 ($5,683) salary for an accumulated $500K-$1M capital raise; (2) additional NIS 10,000 ($2,842) for every additional $1M raise or a year after the commencement date, the earliest of which; the increase shall continue up to a NIS 72,000 ($20,460). AppYea absorbs 50% of the cost of the SleepX employees as management fees. As of December 31, 2022, the employees monthly gross salary raised to a total amount of NIS 40,000 (including the salary basis – as described above in Note 12A).

C.	On February 1, 2022, Neil Kline was appointed to the Company’s board of directors. The Company granted Mr. Kline an option to purchase up to 500,000 shares of the Company’s common stock, valued at $39,998. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company.

D.	On January 1, 2022, Amir Geva was appointed to the Company’s board of directors. The Company granted Mr. Geva an option to purchase up to 500,000 shares of the Company’s common stock, valued at $49,960. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended March 31, 2023. The Option shall be exercisable at a per share exercise price of $0.001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between Mr. Geva and the Company.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS